First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 82.8%
	Aerospace & Defense — 2.0%
$377,000	AeroVironment, Inc.	(a)	07/15/30	$424,465
130,000	Axon Enterprise, Inc.	0.50%	12/15/27	429,957
103,000	Rocket Lab U.S.A., Inc. (b)	4.25%	02/01/29	924,618
				1,779,040
	Automobiles — 0.9%
985,000	Rivian Automotive, Inc.	3.63%	10/15/30	853,626
	Banks — 0.3%
164,000	Morgan Stanley Finance LLC	1.00%	11/23/27	304,099
	Biotechnology — 5.1%
505,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	743,764
597,000	Ascendis Pharma A/S	2.25%	04/01/28	752,966
425,000	Bridgebio Pharma, Inc. (b)	1.75%	03/01/31	528,063
213,000	Celcuity, Inc. (c)	2.75%	08/01/31	236,268
270,000	Cytokinetics, Inc.	3.50%	07/01/27	297,810
707,000	Exact Sciences Corp. (b)	2.00%	03/01/30	682,608
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	597,518
245,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	440,326
317,000	PTC Therapeutics, Inc.	1.50%	09/15/26	378,488
				4,657,811
	Broadline Retail — 1.4%
623,000	Alibaba Group Holding Ltd.	0.50%	06/01/31	829,213
466,000	JD.com, Inc.	0.25%	06/01/29	480,912
				1,310,125
	Capital Markets — 2.8%
492,000	Coinbase Global, Inc.	0.25%	04/01/30	679,963
465,000	Galaxy Digital Holdings, L.P. (b)	2.50%	12/01/29	670,429
1,176,000	Morgan Stanley Finance LLC (d) (e)	0.13%	04/26/30	1,200,872
				2,551,264
	Communications Equipment — 1.3%
400,000	Lumentum Holdings, Inc.	0.50%	12/15/26	508,600
400,000	Lumentum Holdings, Inc.	1.50%	12/15/29	687,000
				1,195,600
	Construction & Engineering — 1.3%
550,000	Fluor Corp.	1.13%	08/15/29	772,887
318,000	Granite Construction, Inc.	3.25%	06/15/30	438,045
				1,210,932
	Consumer Finance — 1.5%
307,000	SoFi Technologies, Inc. (b)	1.25%	03/15/29	758,593
473,000	Upstart Holdings, Inc. (b)	1.00%	11/15/30	561,688
				1,320,281
	Consumer Staples Distribution & Retail — 0.4%
225,000	Chefs’ (The) Warehouse, Inc.	2.38%	12/15/28	368,100
	Diversified Consumer Services — 0.5%
167,000	Stride, Inc.	1.13%	09/01/27	414,661
	Diversified Telecommunication Services — 0.5%
459,000	AST SpaceMobile, Inc. (b)	2.38%	10/15/32	482,409

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities — 4.9%
$251,000	Alliant Energy Corp.	3.88%	03/15/26	$267,441
720,000	Duke Energy Corp.	4.13%	04/15/26	772,020
1,712,000	NextEra Energy Capital Holdings, Inc.	3.00%	03/01/27	1,956,816
303,000	PPL Capital Funding, Inc.	2.88%	03/15/28	337,845
755,000	Southern (The) Co.	3.88%	12/15/25	855,226
250,000	Southern (The) Co.	4.50%	06/15/27	280,075
				4,469,423
	Electrical Equipment — 1.2%
304,000	Array Technologies, Inc. (b)	2.88%	07/01/31	320,264
356,000	Bloom Energy Corp.	3.00%	06/01/28	748,490
				1,068,754
	Electronic Equipment, Instruments & Components — 2.2%
255,000	Advanced Energy Industries, Inc.	2.50%	09/15/28	314,217
415,000	Itron, Inc.	(a)	03/15/26	448,871
381,000	Mirion Technologies, Inc. (b)	0.25%	06/01/30	450,532
409,000	OSI Systems, Inc. (b)	2.25%	08/01/29	546,643
240,000	PAR Technology Corp.	1.50%	10/15/27	261,150
				2,021,413
	Entertainment — 3.7%
296,000	IMAX Corp.	0.50%	04/01/26	315,965
535,000	Liberty Media Corp.	2.25%	08/15/27	690,150
440,000	Liberty Media Corp. (b)	2.38%	09/30/53	663,740
1,310,000	Live Nation Entertainment, Inc. (b)	2.88%	01/15/30	1,408,905
218,000	Spotify USA, Inc.	(a)	03/15/26	275,988
				3,354,748
	Financial Services — 1.9%
316,000	Affirm Holdings, Inc. (b)	0.75%	12/15/29	335,118
500,000	Global Payments, Inc.	1.50%	03/01/31	455,000
874,000	Shift4 Payments, Inc.	0.50%	08/01/27	954,845
				1,744,963
	Food Products — 0.6%
515,000	Post Holdings, Inc.	2.50%	08/15/27	582,568
	Gas Utilities — 0.3%
215,000	UGI Corp.	5.00%	06/01/28	294,959
	Ground Transportation — 1.8%
270,000	Lyft, Inc.	0.63%	03/01/29	277,020
370,000	Uber Technologies, Inc.	(a)	12/15/25	420,320
711,000	Uber Technologies, Inc.	0.88%	12/01/28	973,714
				1,671,054
	Health Care Equipment & Supplies — 1.7%
283,000	Insulet Corp.	0.38%	09/01/26	375,781
310,000	Integer Holdings Corp. (b)	1.88%	03/15/30	304,730
186,000	iRhythm Technologies, Inc.	1.50%	09/01/29	225,990
222,000	Lantheus Holdings, Inc.	2.63%	12/15/27	262,085
358,000	Merit Medical Systems, Inc. (b)	3.00%	02/01/29	422,082
				1,590,668

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services — 0.6%
$301,000	Guardant Health, Inc.	1.25%	02/15/31	$314,371
195,000	Hims & Hers Health, Inc. (b)	(a)	05/15/30	241,800
				556,171
	Health Care REITs — 1.4%
354,000	Ventas Realty, L.P.	3.75%	06/01/26	441,119
505,000	Welltower OP LLC (b)	2.75%	05/15/28	878,700
				1,319,819
	Hotels, Restaurants & Leisure — 4.6%
397,000	Carnival Corp.	5.75%	12/01/27	917,666
425,000	Cheesecake Factory, Inc. (The) (b)	2.00%	03/15/30	469,048
876,000	DoorDash, Inc. (b)	(a)	05/15/30	953,088
582,000	MakeMyTrip Ltd. (b)	(a)	07/01/30	599,717
300,000	NCL Corp., Ltd.	1.13%	02/15/27	315,750
327,000	NCL Corp., Ltd. (b)	0.88%	04/15/30	400,166
466,000	Trip.com Group Ltd.	0.75%	06/15/29	529,842
				4,185,277
	Interactive Media & Services — 2.2%
757,000	Morgan Stanley Finance LLC	0.13%	02/07/28	1,999,449
	IT Services — 5.1%
862,000	Cloudflare, Inc.	(a)	08/15/26	1,060,907
691,000	Cloudflare, Inc. (b)	(a)	06/15/30	772,884
814,000	Core Scientific, Inc. (b)	(a)	06/15/31	823,304
234,000	GDS Holdings Ltd. (b)	2.25%	06/01/32	305,721
927,000	Snowflake, Inc. (b)	(a)	10/01/27	1,409,040
214,000	Snowflake, Inc. (b)	(a)	10/01/29	332,101
				4,703,957
	Leisure Products — 0.2%
97,000	Peloton Interactive, Inc.	5.50%	12/01/29	182,166
	Life Sciences Tools & Services — 0.8%
330,000	Repligen Corp.	1.00%	12/15/28	321,420
435,000	Tempus AI, Inc. (b)	0.75%	07/15/30	435,217
				756,637
	Metals & Mining — 1.2%
198,000	Equinox Gold Corp.	4.75%	10/15/28	251,757
282,000	MP Materials Corp. (b)	3.00%	03/01/30	827,529
				1,079,286
	Mortgage REITs — 0.3%
271,000	Two Harbors Investment Corp.	6.25%	01/15/26	270,051
	Multi-Utilities — 0.6%
478,000	WEC Energy Group, Inc.	4.38%	06/01/27	552,688
	Oil, Gas & Consumable Fuels — 1.0%
145,000	Centrus Energy Corp. (b)	2.25%	11/01/30	347,202
297,000	Golar LNG Ltd. (b)	2.75%	12/15/30	303,163
260,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	270,465
				920,830
	Personal Care Products — 0.3%
250,000	Oddity Finance LLC (b)	(a)	06/15/30	264,219

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals — 0.8%
$660,000	Jazz Investments I Ltd. (b)	3.13%	09/15/30	$730,950
	Professional Services — 1.4%
251,000	BlackSky Technology, Inc. (b)	8.25%	08/01/33	270,829
890,000	Parsons Corp.	2.63%	03/01/29	971,880
				1,242,709
	Retail REITs — 0.3%
274,000	Federal Realty OP, L.P. (b)	3.25%	01/15/29	270,438
	Semiconductors & Semiconductor Equipment — 3.2%
703,000	MACOM Technology Solutions Holdings, Inc. (b)	(a)	12/15/29	735,338
1,123,000	MKS, Inc.	1.25%	06/01/30	1,095,574
704,000	ON Semiconductor Corp.	(a)	05/01/27	866,561
270,000	Synaptics, Inc. (b)	0.75%	12/01/31	255,150
				2,952,623
	Software — 15.4%
600,000	BILL Holdings, Inc. (b)	(a)	04/01/30	508,200
435,000	Box, Inc. (b)	1.50%	09/15/29	437,392
210,000	Cipher Mining, Inc.	1.75%	05/15/30	301,665
779,000	CyberArk Software Ltd. (b)	(a)	06/15/30	801,980
990,000	Datadog, Inc. (b)	(a)	12/01/29	965,789
865,000	Guidewire Software, Inc. (b)	1.25%	11/01/29	993,885
109,000	InterDigital, Inc.	3.50%	06/01/27	366,295
228,000	IREN Ltd. (b)	3.50%	12/15/29	323,190
299,000	Life360, Inc. (b)	(a)	06/01/30	352,787
415,000	MARA Holdings, Inc. (b)	(a)	03/01/30	377,301
2,093,000	MicroStrategy, Inc. (b)	(a)	12/01/29	2,012,054
1,339,000	MicroStrategy, Inc. (b)	(a)	03/01/30	1,573,760
424,000	MicroStrategy, Inc.	0.88%	03/15/31	796,018
405,000	Nutanix, Inc.	0.25%	10/01/27	565,177
340,000	Nutanix, Inc. (b)	0.50%	12/15/29	383,078
258,000	Q2 Holdings, Inc.	0.75%	06/01/26	283,929
280,000	Riot Platforms, Inc. (b)	0.75%	01/15/30	324,625
406,000	Rubrik, Inc. (b)	(a)	06/15/30	436,044
465,000	Uber Technologies, Inc. (b)	(a)	05/15/28	519,604
250,000	Unity Software, Inc. (b)	(a)	03/15/30	304,475
769,000	Varonis Systems, Inc. (b)	1.00%	09/15/29	817,255
650,000	Zscaler, Inc. (b)	(a)	07/15/28	635,375
				14,079,878
	Specialized REITs — 1.4%
1,210,000	Digital Realty Trust, L.P. (b)	1.88%	11/15/29	1,278,486
	Specialty Retail — 2.1%
287,000	Burlington Stores, Inc.	1.25%	12/15/27	412,993
360,000	GameStop Corp. (b)	(a)	04/01/30	368,100
852,000	Wayfair, Inc.	3.25%	09/15/27	1,095,358
				1,876,451
	Technology Hardware, Storage & Peripherals — 3.6%
593,000	Seagate HDD Cayman	3.50%	06/01/28	1,150,642
353,000	Super Micro Computer, Inc. (b)	2.25%	07/15/28	446,898

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
$435,000	Super Micro Computer, Inc. (b)	(a)	06/15/30	$554,843
525,000	Western Digital Corp.	3.00%	11/15/28	1,126,387
				3,278,770
	Total Convertible Corporate Bonds and Notes			75,747,353
	(Cost $64,307,344)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 15.2%
	Aerospace & Defense — 3.2%
40,905	Boeing (The) Co.	6.00%	10/15/27	2,891,984
	Banks — 3.1%
1,210	Bank of America Corp., Series L	7.25%	(f)	1,476,200
1,115	Wells Fargo & Co., Series L	7.50%	(f)	1,320,762
				2,796,962
	Capital Markets — 2.1%
14,065	Ares Management Corp., Series B	6.75%	10/01/27	796,079
19,205	KKR & Co., Inc., Series D	6.25%	03/01/28	1,103,327
				1,899,406
	Chemicals — 0.5%
12,605	Albemarle Corp.	7.25%	03/01/27	428,066
	Electric Utilities — 0.6%
6,000	NextEra Energy, Inc.	7.30%	06/01/27	288,240
6,000	PG&E Corp., Series A	6.00%	12/01/27	228,060
				516,300
	Financial Services — 1.8%
15,855	Apollo Global Management, Inc.	6.75%	07/31/26	1,207,834
4,050	Shift4 Payments, Inc.	6.00%	05/01/28	477,697
				1,685,531
	Health Care Providers & Services — 0.4%
5,025	BrightSpring Health Services, Inc.	6.75%	02/01/27	363,659
	Machinery — 0.6%
7,710	Chart Industries, Inc., Series B	6.75%	12/15/25	551,959
	Semiconductors & Semiconductor Equipment — 1.2%
18,265	Microchip Technology, Inc.	7.50%	03/15/28	1,149,051
	Technology Hardware, Storage & Peripherals — 1.1%
17,490	Hewlett Packard Enterprise Co.	7.63%	09/01/27	1,049,400
	Trading Companies & Distributors — 0.6%
9,575	QXO, Inc.	5.50%	05/15/28	553,627
	Total Convertible Preferred Securities			13,885,945
	(Cost $12,284,681)

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 2.1%
1,924,647	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (g)	$1,924,647
	(Cost $1,924,647)

	Total Investments — 100.1%	91,557,945
	(Cost $78,516,672)
	Net Other Assets and Liabilities — (0.1)%	(55,780)
	Net Assets — 100.0%	$91,502,165

(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $35,101,147 or 38.4% of net assets.

(c)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
July 31, 2025, securities noted as such are valued at $1,200,872 or 1.3% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Perpetual maturity.
(g)	Rate shown reflects yield as of July 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes:
Capital Markets	$2,551,264	$—	$1,350,392	$1,200,872
Other Industry Categories*	73,196,089	—	73,196,089	—
Convertible Preferred Securities*	13,885,945	13,885,945	—	—
Money Market Funds	1,924,647	1,924,647	—	—
Total Investments	$91,557,945	$15,810,592	$74,546,481	$1,200,872

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.